Revenue	12 Months Ended
Dec. 31, 2024
Receivables from contracts with customers [abstract]
Revenue
26.	Revenue

	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Revenue from contracts with customers
Hardware sales
-Video IoT	$-	$-	$1,064,037
-Security Convergence	-	62,363	4,472,125
Software sales
-Video IoT	15,361	87,306	1,824,854
-Security Convergence	-	-	2,761,988
Service revenue
-Video IoT	2,763,050	2,818,014	6,809,496
-Security Convergence	71,895,619	61,727,308	5,476,308
	$74,674,030	$64,694,991	$22,408,808

a)	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA regions:

Year ended December 31, 2024	Hardware	Software	Service	Total
Total revenue streams	$1,926	$15,361	$104,465,754	$104,483,041
Inter-revenue streams	(1,926)	-	(29,807,085)	(29,809,011)
Revenue from external
customer contracts	$-	$15,361	$74,658,669	$74,674,030
Timing of revenue recognition
At a point in time	$-	$15,361	$-	$15,361
Over time	-	-	74,658,669	74,658,669
	$-	$15,361	$74,658,669	$74,674,030

Year ended December 31, 2023	Hardware	Software	Service	Total
Total revenue streams	$101,702	$173,123	$76,157,234	$76,432,059
Inter-revenue streams	(39,339)	(85,817)	(11,611,912)	(11,737,068)
Revenue from external
customer contracts	$62,363	$87,306	$64,545,322	$64,694,991
Timing of revenue recognition
At a point in time	$62,363	$87,306	$-	$149,669
Over time	-	-	64,545,322	64,545,322
	$62,363	$87,306	$64,545,322	$64,694,991

Year ended December 31, 2022	Hardware	Software	Service	Total
Total revenue streams	$5,690,577	$4,586,842	$13,107,708	$23,385,127
Inter-revenue streams	(154,415)	-	(821,904)	(976,319)
Revenue from external
customer contracts	$5,536,162	$4,586,842	$12,285,804	$22,408,808
Timing of revenue recognition
At a point in time	$5,536,162	$4,586,842	$-	$10,123,004
Over time	-	-	12,285,804	12,285,804
	$5,536,162	$4,586,842	$12,285,804	$22,408,808
b)	Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	December 31, 2024	December 31, 2023
Contract assets:
Unbilled receivables relating to service contracts	$34,306,195	$34,213,379
Contract liabilities:
Contract liabilities relating to service contracts	$273,227	$107,603

As of January 1, 2023, the balance of contract assets and liabilities relating to service contract was $725,441 and $58,475, respectively.

Revenue recognized that was included in the contract liability balance at the beginning of the year:

	Year ended December 31, 2024	Year ended December 31, 2023

Service revenue	$53,769	$58,475

c)	Significant changes in unbilled receivables (contract assets)

Unbilled receivables increased during the years ended December 31, 2024 and 2023, primarily due to the progress of projects towards completion of contract activities. For the year ended December 31, 2024, contract assets decreased primarily due to exchange losses resulting from the one-off sharp depreciation of the Egyptian pound against the U.S. dollar, as well as billings made upon the achievement of billing milestones, at which point the related amounts were reclassified to trade receivables.

d)	Unfulfilled long-term contracts

Aggregate amount of the transaction price allocated to long-term service contracts that are partially or fully unsatisfied as of December 31, 2024 and 2023, amounting to $170,913,623 and $241,795,928, respectively based on the currency conversion rate as of December 31, 2024 and 2023, respectively. During the year ended December 31, 2023, the Company entered into a significant firm-fixed price contract for building a secure governmental air-gapped network for the Government of Egypt (“GoE”) (“Egypt Contract”), denominated in EGP, includes revenues of approximately EGP 8.4 billion.

Management expects that the transaction price allocated to the unsatisfied contracts as of December 31, 2024 and 2023, will be recognized as revenue from 2025 to 2027 and from year 2024 to 2027, respectively. Except for the above mentioned contracts, all other service contracts are for periods of one year or less or are billed based on the amount of time incurred.